SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Year-end US$:HK$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	7.8081	7.7854	7.7990
Annual average US$:HK$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	7.8260	7.8303	7.7725
Year-end US$:NT$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	30.5106	30.6524	27.7481
Annual average US$:NT$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	31.0906	29.7965	27.9339
Year-end US$:SG$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	1.3192	1.3518	1.3634
Annual average US$:SG$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	1.3410	1.3787	1.3435
Year-end US$:CNY$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate		6.7352	6.3693
Annual average US$:CNY$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate		6.5149	6.4499